Unaudited Condensed Consolidated Statements of Comprehensive Income - USD ($)		6 Months Ended
		Mar. 31, 2024	Mar. 31, 2023
Income Statement [Abstract]
Revenues		$ 19,918,959	$ 12,823,586
Cost of revenues		(8,100,554)	(7,798,985)
Gross profit		11,818,405	5,024,601
Operating expenses:
Selling expenses		(361,792)	(98,893)
General and administrative expenses		(3,907,045)	(933,617)
Research and development expenses		(839,388)	(3,316,680)
Total operating expenses		(5,108,225)	(4,349,190)
Income (loss) from operations		6,710,180	675,411
Other income (expenses):
Interest income		204,254	36,693
Interest expenses		(117,858)	(46,312)
Issuance costs allocated to warrant liability		(823,846)
Change of fair value of warrant liability		6,743,319
Other income, net		40,134	36,748
Total other income, net		6,046,003	27,129
Income before income taxes		12,756,183	702,540
Income tax expense		(2,436,804)	(175,917)
Net income		10,319,379	526,623
Net loss attributable to non-controlling interest		(39)	(39)
Net income attributable to Global Mofy Metaverse Limited		10,319,418	526,662
Comprehensive income (loss)
Net income		10,319,379	526,623
Foreign currency translation gain		24,399	131,185
Total comprehensive income		10,343,778	657,808
Comprehensive loss attributable to non-controlling interests		(1,511)	(5,180)
Comprehensive income attributable to Global Mofy Metaverse Limited		$ 10,345,289	$ 662,988
Earnings per common share
– Basic (in Dollars per share)	[1]	$ 0.37	$ 0.02
– Diluted (in Dollars per share)	[1]	$ 0.36	$ 0.02
Weighted average number of common shares outstanding
– Basic (in Shares)	[1]	27,830,578	24,254,421
– Diluted (in Shares)	[1]	28,658,166	24,254,421

[1]	Retrospectively restated for effect of stock split and share reorganization (see Note 11).